PRINCIPAL ACCOUNTING POLICIES - Summary of share option activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES
Number of shares, outstanding, beginning balance	4,972,178	4,130,732	3,919,535
Weighted average exercise price, outstanding, beginning balance (in dollars per share)	$ 101.03	$ 70.42	$ 64.81
Aggregate intrinsic value, outstanding, beginning balance	$ 405,399,251	$ 528,988,489	$ 57,772,345
Number of shares, granted	625,006	1,472,449	945,106
Weighted average exercise price, granted (in dollars per share)	$ 247.91	$ 172.56	$ 79.70
Number of shares, exercised	(506,163)	(573,351)	(660,459)
Weighted average exercise price, exercised (in dollars per share)	$ 65.65	$ 62.52	$ 48.05
Number of shares, forfeited	(85,560)	(57,652)	(73,450)
Weighted average exercise price, forfeited (in dollars per share)	$ 156.32	$ 117.63	$ 91.75
Number of shares, outstanding, ending balance	5,005,461	4,972,178	4,130,732	3,919,535
Weighted average exercise price, outstanding, ending balance (in dollars per share)	$ 122.00	$ 101.03	$ 70.42	$ 64.81
Weighted average remaining contractual life (Years), outstanding	4 years 9 months 7 days	5 years 2 months 1 day	4 years 11 months 27 days	5 years 1 month 21 days
Aggregate intrinsic value, outstanding, ending balance	$ 1,244,544,670	$ 405,399,251	$ 528,988,489	$ 57,772,345
Number of shares, vested and expect to vest	4,817,960
Weighted average exercise price, vested and expect to vest (in dollars per share)	$ 120.31
Weighted average remaining contractual life (Years), vested and expect to vest	4 years 8 months 16 days
Aggregate intrinsic value, vested and expect to vest	$ 1,206,083,858
Number of shares, exercisable	2,661,689
Weighted average exercise price, exercisable (in dollars per share)	$ 83.69
Weighted average remaining contractual life (Years), exercisable	3 years 4 months 21 days
Aggregate intrinsic value, exercisable	$ 763,784,521
Assumptions
Pre-vesting forfeiture rate assumptions (as a percent)	8.00%
Closing stock price (in dollars per share)	$ 371.00
Total intrinsic value of options exercised	$ 178,000,000	$ 148,000,000	$ 99,000,000